Prospector Opportunity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Banks - 13.8%
Ameris Bancorp	77,639	$5,691,715
Bank of N.T. Butterfield & Son	72,242	3,100,627
First National Bank	279,973	4,510,365
KeyCorp	152,442	2,849,141
NB Bancorp	102,733	1,813,237
PNC Financial Services Group	28,709	5,768,499
Prosperity Bancshares	99,528	6,603,683
SouthState	65,416	6,467,680
		36,804,947

Communication Services - 2.1%
Alphabet, Inc. - Class A	17,928	4,358,297
Alphabet, Inc. - Class C	5,067	1,234,068
		5,592,365

Consumer Discretionary - 5.2%
Darden Restaurants	27,294	5,195,686
eBay	32,648	2,969,336
Home Depot	7,761	3,144,679
Texas Roadhouse	14,918	2,478,626
		13,788,327

Consumer Staples - 6.0%
Church & Dwight	35,501	3,110,952
Colgate-Palmolive	41,071	3,283,216
Kenvue	180,300	2,926,269
Mondelez International - Class A	37,789	2,360,679
Nomad Foods	153,749	2,021,799
Simply Good Foods Co. (a)	99,390	2,466,860
		16,169,775

Diversified Financial Services - 3.2%
CBOE Global Markets	14,458	3,545,825
Fidelity National Information Services	47,092	3,105,246
MarketAxess Holdings, Inc.	11,311	1,970,942
		8,622,013

Energy - 5.3%
Devon Energy	70,734	2,479,934
Exxon Mobil	30,211	3,406,290
Permian Resources	145,028	1,856,359
Schlumberger	52,845	1,816,283
Suncor Energy	107,535	4,496,038
		14,054,904

Health Care - 7.4%
Abbott Laboratories	32,352	4,333,227
Cigna	9,773	2,817,067
Hologic (a)	41,650	2,810,958
Johnson & Johnson	11,962	2,217,994
Merck & Co.	35,192	2,953,665
Option Care Health (a)	95,300	2,645,528
Pfizer	74,664	1,902,439
		19,680,878

Industrials - 11.2%
Booz Allen Hamilton Holding Corp.	19,732	1,972,213
CACI International - Class A (a)	10,640	5,307,019
Carrier Global	86,676	5,174,557
Curtiss-Wright	5,843	3,172,399
Eaton	8,339	3,120,871

Honeywell International	14,824	3,120,452
Pentair	35,036	3,880,587
V2X (a)	70,180	4,076,756
		29,824,854

Information Technology - 7.6%
Littelfuse	32,827	8,502,521
Teradyne	29,332	4,037,257
Trimble (a)	54,418	4,443,230
Zebra Technologies - Class A (a)	10,964	3,258,062
		20,241,070

Insurance Brokers - 4.5%
Arthur J. Gallagher & Co.	13,732	4,253,349
Brown & Brown	83,982	7,876,672
		12,130,021

Life & Health Insurance - 7.4%
Globe Life	58,575	8,374,468
Primerica	26,737	7,421,924
Unum Group	50,062	3,893,822
		19,690,214

Materials - 4.3%
Axalta Coating Systems (a)	76,023	2,175,778
Newmont Goldcorp	58,920	4,967,545
PPG Industries	42,248	4,440,688
		11,584,011

Property & Casualty Insurance - 8.1%
Fairfax Financial Holdings	4,553	7,959,873
First American Financial	53,409	3,430,994
Hiscox	192,285	3,540,289
Progressive	11,759	2,903,885
White Mountains Insurance Group	2,363	3,949,802
		21,784,843

Real Estate - 3.9%
CubeSmart	44,096	1,792,943
Howard Hughes Holdings (a)	52,954	4,351,230
St Joe Co.	86,206	4,265,473
		10,409,646

Reinsurance - 2.2%
Everest Re Group	16,643	5,828,878
TOTAL COMMON STOCKS (Cost $169,087,089)		246,206,746

EXCHANGE TRADED FUNDS - 1.5%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund(a)	29,139	4,163,380
TOTAL EXCHANGE TRADED FUNDS (Cost $2,497,220)		4,163,380

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 6.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(b)	16,873,982	16,873,982
TOTAL MONEY MARKET FUNDS (Cost $16,873,982)		16,873,982

TOTAL INVESTMENTS - 100.0% (Cost $188,458,291)		267,244,108
Liabilities in Excess of Other Assets - (0.0)%		(94,063)
TOTAL NET ASSETS - 100.0%		$267,150,045

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Prospector Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$246,206,746	$–	$–	$246,206,746
Exchange Traded Funds	4,163,380	–	–	4,163,380
Money Market Funds	16,873,982	–	–	16,873,982
Total Investments	$267,244,108	$–	$–	$267,244,108

Refer to the Schedule of Investments for further disaggregation of investment categories.